As filed with the Securities and Exchange Commission on May 26, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)
Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 90.8%
Aerospace & Defense - 0.3%
Innovative Solutions & Support, Inc. (a)	361,529	$1,373,810
Airlines - 9.5%
Allegiant Travel Company	77,416	14,886,323
American Airlines Group, Inc.	80,000	4,222,400
Delta Air Lines, Inc.	225,000	10,116,000
Spirit Airlines, Inc. (a)	132,514	10,251,283
		39,476,006
Auto Components - 4.2%
American Axle & Manufacturing Holdings, Inc. (a)	675,000	17,435,250
Banks - 4.5%
JPMorgan Chase & Company	307,000	18,598,060
Biotechnology - 6.5%
Celgene Corporation (a)	60,000	6,916,800
Epizyme, Inc. (a)	50,000	939,000
Gilead Sciences, Inc. (a)(c)	180,000	17,663,400
MacroGenics, Inc. (a)	50,000	1,568,500
		27,087,700
Capital Markets - 6.1%
Morgan Stanley	300,000	10,707,000
State Street Corporation	200,568	14,747,765
		25,454,765
Chemicals - 3.0%
Celanese Corporation - Series A	223,000	12,456,780
Communications Equipment - 3.6%
Arris Group, Inc. (a)	520,000	15,025,400
Computers & Peripherals - 3.8%
Apple, Inc.	125,730	15,644,584
Consumer Finance - 2.3%
Discover Financial Services	168,000	9,466,800
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. - Class B (a)	98,500	14,215,520
Electronic Equipment, Instruments & Components - 2.2%
Universal Display Corporation (a)	198,400	9,275,200
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	68,000	4,323,440
Halliburton Company	100,000	4,388,000
		8,711,440
Health Care Equipment & Supplies - 2.6%
Medtronic plc (b)	138,620	10,810,974
Household Durables - 1.2%
WCI Communities, Inc. (a)	214,200	5,130,090
Insurance - 4.2%
Lincoln National Corporation (c)	300,000	17,238,000
IT Services - 8.5%
Alliance Data Systems Corporation (a)	100,000	29,625,000
Neustar, Inc. - Class A (a)	235,000	5,785,700
		35,410,700
Machinery - 0.2%
Westport Innovations, Inc. (a)(b)	150,000	591,000
Metals & Mining - 0.1%
Eldorado Gold Corporation (b)(c)	100,000	459,000
Oil, Gas & Consumable Fuels - 1.4%
Bellatrix Exploration Ltd. (a)(b)	780,100	1,895,643
Magnum Hunter Resources Corporation (a)	280,000	747,600
Rex Energy Corporation (a)	828,925	3,083,601
Teekay Tankers Ltd. - Class A (b)	40,000	229,600
		5,956,444

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Company	180,000	11,610,000
Teva Pharmaceutical Industries Ltd. - ADR	150,000	9,345,000
		20,955,000
Semiconductors & Semiconductor Equipment - 4.2%
EZchip Semiconductor Ltd. (a)(b)	256,500	4,904,280
ON Semiconductor Corporation (a)	1,040,000	12,594,400
QuickLogic Corporation (a)	70,000	135,100
		17,633,780
Software - 2.2%
Microsoft Corporation	223,000	9,066,065
Specialty Retail - 4.1%
Asbury Automotive Group, Inc. (a)	65,300	5,426,430
Sonic Automotive, Inc. - Class A (c)	466,500	11,615,850
		17,042,280
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc.	320,000	10,723,200
Trading Companies & Distributors - 3.0%
Rush Enterprises, Inc. - Class A (a)	379,907	10,394,255
Rush Enterprises, Inc. - Class B (a)	76,407	1,888,781
		12,283,036
Total Common Stocks
(Cost $266,950,920)		377,520,884

EXCHANGE-TRADED FUNDS - 0.9%
PowerShares Buyback Achievers Portfolio	80,000	3,944,800
Total Exchange-Traded Funds
(Cost $3,671,900)		3,944,800

	Contracts
	(100 Shares Per Contract)
PURCHASED CALL OPTIONS - 0.3%
Annaly Capital Management, Inc.
Expiration January 2016, Exercise Price $10.00	1,000	69,000
General Motors Company
Expiration January 2016, Exercise Price $35.00	3,000	1,275,000
Total Purchased Call Options
(Cost $992,280)		1,344,000

	Shares
SHORT-TERM INVESTMENTS - 8.0%
Fidelity Institutional Government Portfolio, 0.01% (d)	33,072,042	33,072,042
Total Short-Term Investments
(Cost $33,072,042)		33,072,042

TOTAL INVESTMENTS
(Cost $304,687,142)(e)(f) - 100.0%		415,881,726
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(146,459)
TOTAL NET ASSETS - 100.0%		$415,735,267

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
plc	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign company.

(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on March 31, 2015 was $46,976,250.
(d)	The rate quoted in the annualized seven-day yield as of March 31, 2015.

(e)	The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows*:

Cost of investments	$304,687,142
Gross unrealized appreciation	136,335,580
Gross unrealized depreciation	(25,140,996)
Net unrealized appreciation	$111,194,584

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	Summary of Fair Value Exposure at March 31, 2015
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$377,520,884	$-	$-	$377,520,884
Exchange-Traded Funds	3,944,800	-	-	3,944,800
Purchased Call Options	-	1,344,000	-	1,344,000
Short-Term Investments	33,072,042	-	-	33,072,042
Total Investments in Securities	$414,537,726	$1,344,000	$-	$415,881,726

Written Call Options	$-	$635,000	$-	$635,000

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period. For the three months ended March 31, 2015, the Fund did not have any transfers.

(g)	Fair values of derivative instruments as of March 31, 2015:
		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Value
	Equity Contracts:
	Purchased Call Options	Schedule of Investments	$1,344,000	N/A	$-
	Written Call Options	N/A	-	Schedule of Written Options	635,000
	Total		$1,344,000		$635,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2015 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - (0.2)%
Eldorado Gold Corporation
Expiration January 2016, Exercise Price $7.00	1,000	$30,000
Gilead Sciences, Inc.
Expiration May 2015, Exercise Price $100.00	500	182,500
Lincoln National Corporation
Expiration April 2015, Exercise Price $55.00	1,000	274,500
Sonic Automotive, Inc. - Class A
Expiration May 2015, Exercise Price $25.00	1,600	148,000
Total Written Call Options
(Premiums received $800,629)		$635,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                   James R. Arnold, President

Date   May 26, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                   Brian R. Wiedmeyer, Treasurer

Date  May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                    James R. Arnold, President

Date  May 26, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, Treasurer

Date  May 22, 2015